UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 12.0%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$990	$917,651
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	752,745
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,146,881
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	895	886,855

		$3,704,132

Education — 9.0%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$304,052
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	525,165
Ohio State University, 5.00%, 12/1/30	1,270	1,425,816
Wright State University, 5.00%, 5/1/31	500	515,755

		$2,770,788

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$526,820

		$526,820

Escrowed/Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$64,499

		$64,499

General Obligations — 10.7%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$285,376
Beavercreek City School District, 5.00%, 12/1/30	900	957,834
Franklin County, 5.00%, 12/1/27	500	546,905
Marysville Exempted Village School District, 4.00%, 12/1/26	1,000	1,001,330
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	512,755

		$3,304,200

Hospital — 13.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$440	$435,956
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34(1)	250	257,537
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	513,350
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	500,130
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	744,679
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	518,820
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	474,421
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc. Obligated Group), 5.00%, 1/15/27	565	594,533
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc. Obligated Group), 5.00%, 1/15/29	165	170,264

		$4,209,690

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 19.2%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,081,860
Kent State University, (AGC), 5.00%, 5/1/29	360	379,415
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	1,898,520
Ohio University, (AGM), 5.00%, 12/1/33	500	507,535
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,004,310
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,037,590

		$5,909,230

Insured-Electric Utilities — 20.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$716,870
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,407,643
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	236,600
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	1,016,561
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,744,550
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	259,430

		$6,381,654

Insured-Escrowed/Prerefunded — 3.3%
Cleveland Municipal School District, (AGM), Prerefunded to 6/1/14, 5.00%, 12/1/27	$1,000	$1,020,290

		$1,020,290

Insured-General Obligations — 29.9%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$449,383
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	571,290
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,049,200
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,440,292
Plain School District, (NPFG), 0.00%, 12/1/27(2)	2,400	1,385,400
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	760,883
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	534,515
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,039,540
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,005,460

		$9,235,963

Insured-Hospital — 8.0%
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.00%, 5/15/32	$425	$432,531
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.125%, 5/15/28	1,500	1,527,270
Lorain County, (Catholic Healthcare Partners), (AGM), 15.406%, 2/1/29(3)(4)(5)	440	501,406

		$2,461,207

Insured-Special Tax Revenue — 10.1%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$820,965
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,273,619
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	27,603

		$3,122,187

Insured-Transportation — 2.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$485,995
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(6)(7)	500	412,695

		$898,690

Other Revenue — 1.2%
Summit County Port Authority, 5.00%, 12/1/31	$350	$362,205

		$362,205

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.5%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$361,001
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	192,875
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	226,239

		$780,115

Transportation — 3.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$55,264
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,045,490

		$1,100,754

Water and Sewer — 6.7%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$778,793
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(6)(7)	1,000	953,710
Toledo Sewerage System Revenue, 5.00%, 11/15/28	300	322,230

		$2,054,733

Total Tax-Exempt Investments — 155.3% (identified cost $46,092,440)		$47,907,157

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.1)%		$(17,000,183)

Other Assets, Less Liabilities — (0.2)%		$(62,654)

Net Assets Applicable to Common Shares — 100.0%		$30,844,320

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 60.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 19.2% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $501,406 or 1.6% of the Fund’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2013.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(7)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $316,405.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	20 U.S. Long Treasury Bond	Short	$(2,609,026)	$(2,566,250)	$42,776

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $42,776.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,851,080

Gross unrealized appreciation	$2,707,590
Gross unrealized depreciation	(701,513)

Net unrealized appreciation	$2,006,077

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$47,907,157	$—	$47,907,157
Total Investments	$—	$47,907,157	$—	$47,907,157
Futures Contracts	$42,776	$—	$—	$42,776
Total	$42,776	$47,907,157	$—	$47,949,933

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014